INVENTORIES	3 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories as of March 31, 2020 and December 31, 2019 consist of the following:

	March 31, 2020	December 31, 2019
	(in millions)
Raw materials	$1,510	$1,332
Work-in-process	744	612
Finished goods	5,181	5,138
Total inventories	$7,435	$7,082